Expense Example - Delaware Strategic Allocation Fund	Class A Expense Example, with Redemption, 1 Year	Class A Expense Example, with Redemption, 3 Years	Class A Expense Example, with Redemption, 5 Years	Class A Expense Example, with Redemption, 10 Years	Class C Expense Example, with Redemption, 1 Year	Class C Expense Example, with Redemption, 3 Years	Class C Expense Example, with Redemption, 5 Years	Class C Expense Example, with Redemption, 10 Years	Class R Expense Example, with Redemption, 1 Year	Class R Expense Example, with Redemption, 3 Years	Class R Expense Example, with Redemption, 5 Years	Class R Expense Example, with Redemption, 10 Years	Institutional Class Expense Example, with Redemption, 1 Year	Institutional Class Expense Example, with Redemption, 3 Years	Institutional Class Expense Example, with Redemption, 5 Years	Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	680	920	1,179	1,917	288	600	1,039	2,257	137	447	778	1,716	87	291	511	1,146